Investment in equity securities	12 Months Ended
Dec. 31, 2023
Investment in equity securities [Abstract]
Investment in equity securities
9.	Investment in equity securities

A summary of the movement in listed equity securities for the year ended December 31, 2023 is presented in the table below:

Equity securities
Balance December 31, 2021	$—
Equity securities acquired	60,750
Proceeds from sale of equity securities	(88,200)
Gain on sale of equity securities	27,450
Balance December 31, 2022	$—
Equity securities acquired	72,211,450
Proceeds from sale of equity securities	(258,999)
Gain on sale of equity securities	2,636
Unrealized gain on equity securities revalued at fair value at end of the period	5,134,013
Balance December 31, 2023	$77,089,100

On June 30, 2023, the Company filed a Schedule 13G, reporting that it holds 1,391,500 shares of common stock of Eagle Bulk Shipping Inc. (“Eagle”), representing 14.99% of the issued and outstanding shares of common stock of Eagle as of June 23, 2023.

In the years ended December 31, 2021, 2022 and 2023, the Company received dividends of $0, $24,528 and $1,312,222, respectively, from its investments in listed equity securities.